Basis of Preparation/impact of changes in accounting principles - Basis of Preparation (Detail: Text Values) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Application of the EU carve out version of IAS 39 [Abstract]
Positive impact on profit before tax	€ 1,049	€ 5	€ 910	€ 321
Positive impact on profit after tax	€ 823	€ 9	€ 717	€ 216
Calculation impact on CET capital ratio (in bps)			19	6